Equity-accounted investees (Narrative) (Details) - CAD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2014
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Ownership interest in associates		40.00%	40.00%
Non-ownership interest in associate		60.00%
Percent of joint venture results		100.00%
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Ownership stake	49.00%	49.00%	49.00%
Percent of optional ownership interest	100.00%	100.00%
Westinghouse Electric Company [Member] | Brookfield Renewable Partners [Member]
Disclosure of significant investments in associates [Line Items]
Ownership stake	51.00%
Global Laser Enrichment LLC [Member]
Disclosure of significant investments in associates [Line Items]
Ownership interest in associates		49.00%
Percent of optional ownership interest		75.00%
Impairment loss				$ 183,615,000